Investment Risks - Federated Hermes Government Income Fund	Jan. 31, 2026
MBS Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	MBS Risk. A rise in interest rates may cause the value of MBS held by the Fund to decline. Certain MBS issued by GSEs are not backed by the full faith and credit of the U.S. government. The Fund’s investments in collateralized mortgage obligations (CMOs) may entail greater market, prepayment and liquidity risks than other MBS.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund’s portfolio holdings, its share price and its performance.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
Risk of Investing in Certain MBS [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk of Investing in Certain MBS. MBS backed by participations in reverse mortgages may carry risks different from and in addition to risks of other MBS. The timing of payments made on reverse mortgage loans (and, by extension, MBS backed by such loans) is uncertain and may occur sooner or later than anticipated.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. The longer the duration of a fixed-income security, the more susceptible it is to interest rate risk. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
Prepayment and Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment and Extension Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund may be required to reinvest the proceeds at the lower interest rates then available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as other fixed-income securities. When interest rates rise, homeowners are less likely to prepay their mortgages. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security, and the price of mortgage-backed securities may decrease more than the price of other fixed income securities when interest rates rise.
Risk of Security Downgrades [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk of Security Downgrades. The downgrade of the credit of a security held by the Fund may decrease its value. Fixed-income securities with lower ratings tend to have a higher probability that a borrower will default or fail to meet its payment obligations.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The CMOs in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
Risk of Investing in Derivative Instruments [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk of Investing in Derivative Instruments. Derivative contracts involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts may also involve other risks described in this Prospectus such as interest rate, credit, liquidity and leverage risks.
Risk Related to the Economy [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Global economic, political and financial conditions, including geopolitical and other events (e.g., wars, sanctions and terrorism), legislative changes, industry or economic trends and developments, natural disasters or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, have a significant effect on the economies of many nations, including the U.S., and financial markets generally and cause the Fund to experience volatility, illiquidity, shareholder redemptions and/or other potentially adverse effects.
Exchange Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.
Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision-making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.